Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Intangible Assets And Goodwill [Abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill

		Non-compete	Customer	Farmer		License	Website and	Computer
	Goodwill	agreements	relationships	relationships	Patents	agreements	trademarks	software	Total

Cost:
Balance at March 31, 2018	$6,750,626	$400,000	$4,100,000	$—	$360,820	$2,305,803	$—	$71,271	$13,988,520
Additions	—	—	—		—	2,745,840	—	301,829	3,047,669
Balance at March 31, 2019	6,750,626	400,000	4,100,000	—	360,820	5,051,643	—	373,100	17,036,189

Additions through a business acquisition (note 4)	115,817,746	—	9,173,116	12,208,918	—	—	—	—	137,199,780
Additions	—	—	—	—	—	61,455	119,616	—	181,071
Effect of movements in exchange rates	8,107,771	—	642,160	854,680	—	—	—	—	9,604,611
Balance at March 31, 2020	$130,676,143	$400,000	$13,915,276	$13,063,598	$360,820	$5,113,098	$119,616	$373,100	$164,021,651

Accumulated amortization:
Balance at March 31, 2018	$—	$297,111	$920,767	$—	$360,820	$351,562	$—	$—	$1,930,260
Amortization for the year	—	102,889	410,004	—	—	181,716	—	10,096	704,705
Balance at March 31, 2019	—	400,000	1,330,771	—	360,820	533,278	—	10,096	2,634,965

Amortization for the year	—	—	1,030,433	2,745,599	—	1,145,681	4,578	74,619	5,000,910
Impairment loss	85,548,266	—	—	—	—	—	—	—	85,548,266
Effect of movements in exchange rates	2,794,703	—	33,923	157,423	—	—	—	—	2,986,049
Balance at March 31, 2020	$88,342,969	$400,000	$2,395,127	$2,903,022	$360,820	$1,678,959	$4,578	$84,715	$96,170,190

Net carrying amounts:
March 31, 2019	$6,750,626	$—	$2,769,229	$—	$—	$4,518,365	$—	$363,004	$14,401,224
March 31, 2020	42,333,174	—	11,520,149	10,160,576	—	3,434,139	115,038	288,385	67,851,461

Summary of Amortisation Expense has Recorded in Consolidated Statements of Earnings and Comprehensive Income (Loss)

Amortization expense has been recorded in the following accounts in the consolidated statements of earnings and comprehensive income (loss):

	Years ended
	March 31,	March 31,
	2020	2019

Cost of sales	$40,384	$—
Research and development expenses	—	10,096
Selling, general and administrative expenses	4,960,526	694,609
	$5,000,910	$704,705

Summary of Aggregate Amount of Goodwill is Allocated to Each CGU

The aggregate amount of goodwill is allocated to each CGU as follows:

	March 31,	March 31,
	2020	2019

Biodroga - Nutraceutical segment	$3,283,626	$6,750,626
SugarLeaf - Cannabis segment	39,049,548	—
	$42,333,174	$6,750,626